SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Earnings (Loss) and Distributions Per Share) (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Weighted average number diluted shares outstanding adjustment (in shares)	0	0	0